Inventory, net (Tables)	12 Months Ended
Dec. 31, 2025
Inventory, net
Schedule of inventory
	December 31,	December 31,
	2025	2024
Raw materials	$152,353	$187,497
Finished products	-	3,751
Total inventory	$152,353	$191,248